Schwab Capital Trust
Schwab Monthly Income Fund – Target Payout

Portfolio Holdings as of March 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.0% OF NET ASSETS

U.S. Stocks 20.0%
Large-Cap 20.0%
Schwab U.S. Dividend Equity ETF	$6,904,939	$293,825	($100,521 )	$656	$162,061	$7,260,960	259,691	$63,623

International Stocks 20.8%
Developed Markets 20.8%
Schwab International Dividend Equity ETF	6,874,848	229,282	(188,626)	(13,509)	682,843	7,584,838	298,851	41,899

Real Estate 9.6%
Global Real Estate 9.6%
Schwab Global Real Estate Fund	3,372,043	159,517	(34,366)	(2,837)	1,586	3,495,943	557,567	33,301

Fixed Income 26.2%
Intermediate-Term Bond 19.5%
Schwab 5-10 Year Corporate Bond ETF	1,064,127	42,550	(49,971)	(1,493)	19,767	1,074,980	47,862	9,455
Schwab U.S. Aggregate Bond Index Fund	5,885,287	294,392	(259,838)	(29,283)	127,459	6,018,017	673,910	59,583
						7,092,997
Long-Term Government Bond 6.7%
Schwab Long-Term U.S. Treasury ETF	2,336,223	54,128	(70,724)	(9,936)	108,849	2,418,540	73,826	17,533
						9,511,537

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.23% (b)	502,576	4,391	—	—	—	506,967	506,967	5,327
Total Affiliated Underlying Funds (Cost $27,131,357)	$26,940,043	$1,078,085	($704,046 )	($56,402 )	$1,102,565	$28,360,245		$230,721

UNAFFILIATED UNDERLYING FUNDS 22.1% OF NET ASSETS

Fixed Income 21.2%
Floating Rate Loan 3.3%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$1,190,565	126,926
High-Yield Bond 11.0%
BlackRock High Yield Portfolio, Class K						4,005,596	568,977
Preferred 6.9%
Cohen & Steers Preferred Securities and Income Fund, Class I						2,511,819	205,046
						7,707,980

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29% (b)						$308,031	308,031
Total Unaffiliated Underlying Funds (Cost $7,884,148)						$8,016,011
Total Investments in Securities (Cost $35,015,505)						$36,376,256

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings as of March 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.9% OF NET ASSETS

U.S. Stocks 19.9%
Large-Cap 19.9%
Schwab U.S. Dividend Equity ETF	$12,605,530	$416,677	($324,405 )	$14,938	$284,913	$12,997,653	464,866	$115,208

International Stocks 20.8%
Developed Markets 20.8%
Schwab International Dividend Equity ETF	12,615,937	174,689	(473,033)	1,195	1,226,239	13,545,027	533,689	74,823

Real Estate 9.6%
Global Real Estate 9.6%
Schwab Global Real Estate Fund	6,138,446	376,691	(281,630)	(21,304)	32,128	6,244,331	995,906	59,481

Fixed Income 26.2%
Intermediate-Term Bond 19.5%
Schwab 5-10 Year Corporate Bond ETF	1,937,327	65,339	(59,780)	(2,130)	34,893	1,975,649	87,963	17,160
Schwab U.S. Aggregate Bond Index Fund	10,785,225	234,850	(462,572)	(51,295)	233,557	10,739,765	1,202,661	109,786
						12,715,414
Long-Term Government Bond 6.7%
Schwab Long-Term U.S. Treasury ETF	4,293,086	164,187	(267,942)	(44,945)	233,660	4,378,046	133,640	33,428
						17,093,460

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.23% (b)	884,897	7,730	—	—	—	892,627	892,627	9,380
Total Affiliated Underlying Funds (Cost $48,110,894)	$49,260,448	$1,440,163	($1,869,362 )	($103,541 )	$2,045,390	$50,773,098		$419,266

UNAFFILIATED UNDERLYING FUNDS 22.2% OF NET ASSETS

Fixed Income 21.4%
Floating Rate Loan 3.4%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$2,173,488	231,715
High-Yield Bond 11.0%
BlackRock High Yield Portfolio, Class K						7,174,942	1,019,168
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						4,573,510	373,348
						13,921,940

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29% (b)						$532,248	532,248
Total Unaffiliated Underlying Funds (Cost $14,207,112)						$14,454,188
Total Investments in Securities (Cost $62,318,006)						$65,227,286

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Monthly Income Fund – Income Payout

Portfolio Holdings as of March 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.5% OF NET ASSETS

U.S. Stocks 13.1%
Large-Cap 13.1%
Schwab U.S. Dividend Equity ETF	$7,211,087	$128,711	$—	$—	$168,636	$7,508,434	268,542	$66,271

International Stocks 11.7%
Developed Markets 11.7%
Schwab International Dividend Equity ETF	6,057,579	214,048	(129,618)	5,960	584,431	6,732,400	265,264	37,190

Real Estate 5.6%
Global Real Estate 5.6%
Schwab Global Real Estate Fund	3,245,336	88,330	(147,162)	(10,615)	10,802	3,186,691	508,244	30,831

Fixed Income 48.4%
Intermediate-Term Bond 34.6%
Schwab 5-10 Year Corporate Bond ETF	4,980,272	161,015	(60,051)	(2,031)	90,234	5,169,439	230,162	45,228
Schwab U.S. Aggregate Bond Index Fund	14,436,290	611,386	(612,525)	(67,496)	311,063	14,678,718	1,643,753	146,211
						19,848,157
Long-Term Government Bond 5.8%
Schwab Long-Term U.S. Treasury ETF	3,187,442	122,938	(149,324)	(28,399)	163,228	3,295,885	100,607	24,009
Short-Term Bond 8.0%
Schwab 1-5 Year Corporate Bond ETF	4,464,549	178,706	(80,023)	2,498	46,164	4,611,894	187,171	34,566
						27,755,936

Money Market Funds 1.7%
Schwab Government Money Fund, Ultra Shares, 4.23% (b)	940,502	8,216	—	—	—	948,718	948,718	9,969
Total Affiliated Underlying Funds (Cost $45,596,666)	$44,523,057	$1,513,350	($1,178,703 )	($100,083 )	$1,374,558	$46,132,179		$394,275

UNAFFILIATED UNDERLYING FUNDS 19.7% OF NET ASSETS

Fixed Income 19.2%
Floating Rate Loan 3.2%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$1,809,362	192,896
High-Yield Bond 9.0%
BlackRock High Yield Portfolio, Class K						5,160,951	733,090

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED (a)
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						$4,035,545	329,432
						11,005,858

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29% (b)						255,488	255,488
Total Unaffiliated Underlying Funds (Cost $11,078,331)						$11,261,346
Total Investments in Securities (Cost $56,674,997)						$57,393,525

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of March 31, 2025, each of the fund’s investments were classified as Level 1.
REG88343MAR25